INDEPENDENCE HOLDING COMPANY CONDENSED CONSOLIDATED BALANCE SHEETS (June 30, 2011 Unaudited) (USD $) In Thousands	Jun. 30, 2011		Dec. 31, 2010
Investments:
Short-term investments	$ 50		$ 53
Securities purchased under agreements to resell	13,980		41,081
Fixed maturities, available-for-sale	817,257		793,656
Equity securities, available-for-sale	54,142		48,073
Other investments	37,731		36,864
Total investments	923,160		919,727
Cash and cash equivalents	11,309		11,426
Due from securities brokers	17,421		15,022
Deferred acquisition costs	42,466		43,465
Due and unpaid premiums	43,095		48,586
Due from reinsurers	156,067		154,243
Premium and claim funds	37,102		37,646
Notes and other receivables	17,494		16,766
Goodwill	51,713		51,713
Other assets	57,592		63,198
TOTAL ASSETS	1,357,419		1,361,792
LIABILITIES:
Insurance reserves-health	182,064		181,447
Insurance reserves-life and annuity	278,673		278,000
Funds on deposit	413,685		408,566
Unearned premiums	3,310		4,043
Policy claims-health	15,458		16,521
Policy claims-life	11,443		11,809
Other policyholders' funds	20,756		20,195
Due to securities brokers	18,338		32,469
Due to reinsurers	30,349		31,554
Accounts payable, accruals and other liabilities	66,966		70,497
Liabilities related to discontinued operations			771
Debt	7,500		7,500
Junior subordinated debt securities	38,146		38,146
TOTAL LIABILITIES	1,086,688		1,101,518
IHC STOCKHOLDERS' EQUITY:
Common Stock	16,080	[1],[2]	15,472	[1],[3]
Paid-in capital	105,960		101,003
Accumulated other comprehensive income (loss)	5,393		633
Treasury stock, at cost	(1,998)	[4]	(1,917)	[5]
Retained earnings	121,212		115,437
TOTAL IHC STOCKHOLDERS' EQUITY	246,647		230,628
NONCONTROLLING INTERESTS IN SUBSIDIARIES	24,084		29,646
TOTAL EQUITY	270,731		260,274
TOTAL LIABILITIES AND EQUITY	$ 1,357,419		$ 1,361,792

[1]	$1.00 par value, 20,000,000 shares authorized.
[2]	16,080,270 shares issued, 15,833,215 shares outstanding.
[3]	15,472,020 shares issued, 15,232,865 shares outstanding.
[4]	247,055 treasury shares
[5]	239,155 treasury shares